Condensed Financial Statements of Kentucky First Federal Bancorp	12 Months Ended
Jun. 30, 2017
Condensed Financial Statements of Kentucky First Federal Bancorp [Abstract]
CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

NOTE K - CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2017 and 2016, and the results of its operations and its cash flows for the fiscal years ended June 30, 2017 and 2016.

KENTUCKY FIRST FEDERAL BANCORP

BALANCE SHEETS

June 30, 2017 and 2016

(In thousands)

	2017	2016
ASSETS
Interest-bearing deposits in First Federal of Hazard	$692	$539
Interest-bearing deposits in First Federal of Kentucky	1,292	1,391
Other interest-bearing deposits	20	18
Investment in First Federal of Hazard	18,165	18,216
Investment in Frankfort First	46,315	46,824
Prepaid expenses and other assets	702	564

Total assets	$67,186	$67,552

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	$40	$37

Total liabilities	40	37

Shareholders’ equity
Common stock	86	86
Additional paid-in capital	35,084	34,639
Retained earnings	34,180	34,732
Unearned employee stock ownership plan (ESOP)	(850)	(1,036)
Treasury shares at cost, 151,549 and 112,563 common shares at June 30, 2017 and 2016	(1,355)	(937)
Accumulated other comprehensive income	1	31
Total shareholders’ equity	67,146	67,515

Total liabilities and shareholders’ equity	$67,186	$67,552

KENTUCKY FIRST FEDERAL BANCORP

STATEMENTS OF INCOME

Years ended June 30, 2017 and 2016

(Dollar amounts in thousands)

	2017	2016
Income
Interest income	$79	$86
Dividends from First Federal of Hazard	--	--
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	133	186
Dividends from Frankfort First	1,564	2,057
Equity in undistributed (excess distributed) earnings of
Frankfort First
	(494)	(493)
Total income	1,282	1,836

Non-interest expenses	414	462

Earnings before income taxes	868	1,374

Federal income tax expense (benefit)	(67)	(127)

NET INCOME	$935	$1,501

KENTUCKY FIRST FEDERAL BANCORP

STATEMENTS OF CASH FLOWS

For Years ended June 30, 2017 and 2016

(Dollar amounts in thousands)

	2017	2016

Cash flows from operating activities:
Net earnings for the year	$935	$1,501
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	361	307
Noncash compensation expense	382	188
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(138)	(4)
Other liabilities	3	(136)
Net cash provided by operating activities	1,543	1,856

Cash flows from financing activities:
Dividends paid on common stock	(1,487)	(1,480)
Net cash used in financing activities	(1,487)	(1,480)

Net increase in cash and cash equivalents	56	376

Cash and cash equivalents at beginning of year	1,948	1,572

Cash and cash equivalents at end of year	$2,004	$1,948